DIVIDENDS	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
DIVIDENDS
21.	DIVIDENDS
In May 2020, the Company suspended its quarterly dividend program due to the impact of the
COVID-19
outbreak.
On March 12, 2020, Melco paid a quarterly dividend of $0.05504 per share, and during the year ended December 31, 2020, Melco recorded a total amount of quarterly dividends of $79,116 as a distribution against retained earnings.